Investment Objectives and Goals	Oct. 28, 2025
DGI Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION: DGI BALANCED FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation and current income.
DGI U.S. Government Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION: DGI U.S. GOVERNMENT MONEY MARKET FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income consistent with preservation of capital and liquidity.